LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Feb. 28, 2025
LONG-TERM INVESTMENTS
Schedule of long-term investments

	As of	As of
	February 29,	February 28,
	2024	2025
Equity securities without readily determinable fair values
Xiamen Meiyou Information and Technology Co., Ltd. (“Xiamen Meiyou”) (1)	$18,260	$18,047
Other investments (2)	55,897	30,239

Equity method investments
Long-term investment in third-party technology companies (3)	39,352	26,207

Fair value option investments(4)
Long-term investment in third-party technology companies	—	11,397
Other investments	19,494	—

Available-for-sale investments
Ximalaya Inc. (“Ximalaya“) (5)	41,843	35,005
Other investments (6)	109,420	103,997

Held-to-maturity investments (7)	—	80,213

Total	$284,266	$305,105
(1)	In December 2018, the Group acquired 15.32% equity interest in Xiamen Meiyou, an internet company focusing on providing services to female clients. In June 2019, the investment was reclassified from equity method to equity investment without readily determinable fair value as the Group lost the ability to exercise significant influence due to the restructured capital of Xiamen Meiyou. The Group recorded $27,262 impairment loss for the year ended February 29, 2024, due to unsatisfied financial performance of the investee with no obvious upturn or potential financial solutions in the foreseeable future, and no impairment loss was recorded for the year ended February 28, 2025.
(2)	The Group holds equity interests in certain third-party private companies through investments in their common shares or in-substance common shares. The Group accounted for these equity investments using the measurement alternative when equity method is not applicable and there is no readily determinable fair value for the investments. The Group recorded $1,192, $4,869 and $4,241 impairment loss on these investments for the years ended February 28, 2023, February 29, 2024 and February 28, 2025, respectively, due to unsatisfied financial performance of the investees with no obvious upturn or potential financial solutions in the foreseeable future. For equity securities without readily determinable fair value that qualify for the practical expedient to estimate fair value using net asset value per share, the Group estimates the fair value using net asset value per share and recorded fair value loss of $8,762, gain of $8,362 and loss of $4,932 in other (expense) / income for the years ended February 28, 2023, February 29, 2024 and February 28, 2025, respectively.
(3)	The Group holds minority equity interests in several third-party private companies through investments in their common shares or in-substance common shares. The Group accounts for these investments under the equity method because the Group has the ability to exercise significant influence but does not have control over the investees.

Impairment loss on equity method investments was nil for the years ended February 28, 2023, February 29, 2024 and February 28, 2025, respectively.

(4)	The Group purchased wealth management products from financial institutions in China and classified them as fair value option investments. The Group measures these products with their fair value using directly or indirectly observable inputs in the market place. During the year ended February 28, 2025, the Group obtained control over a fund. The related purchase price and operations of the fund were not material. The fund held equity interests in several private companies, and the Group elected fair value option to account for the investments held by the fund.
(5)	In fiscal year 2017 and 2020, the Group completed two transactions with Ximalaya, a professional audio sharing platform, to acquire its Series C+ and E-2 convertible redeemable preferred shares. As of February 28, 2025, the Group held 1.75% equity interest of Ximalaya, and accounted for the investment as available-for-sale investments since the investee’s preferred shares held are determined to be debt securities due to the redemption condition of the shares.
(6)	The Group acquired minority equity interest and convertible debt securities in several third-party private companies, and the majority of which are engaged in artificial intelligence industry and online platform business. The Group holds minority equity interests of these companies through purchasing their convertible redeemable preferred shares. The Group accounted for these investments as available-for-sale investments since the investees’ preferred shares held are determined to be debt securities. The Group recorded $6,495, $10,011 and $8,692 impairment loss during the years ended February 28, 2023, February 29, 2024 and February 28, 2025, respectively, due to unsatisfied financial performance of the investees with no obvious upturn or potential financial solutions in the foreseeable future.
(7)	The Group purchased wealth management products from financial institutions in China and classified them as held-to-maturity investments as the Group has the positive intent and ability to hold the investments to maturity. The original maturities of these financial products were two years and recorded at amortized cost.